Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years ended December 31, 2017 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2015	1,175,500	$6.37	$1.66
Granted	851,869	$7.53	$1.78
Exercised	(600,000)	$6.66	$1.98
Expired	(296,500)	$5.60	$1.09
Outstanding and exercisable at December 31, 2015	1,130,869	$7.29	$1.68
Granted	3,070,000	$5.87	$1.18
Exercised	(471,869)	$6.97	$1.31
Expired	(535,000)	$6.62	$1.49
Outstanding and exercisable at December 31, 2016	3,194,000	$6.08	$1.28
Granted	875,000	$11.10	$0.95
Exercised	(1,104,500)	$6.25	$0.91
Expired	(732,100)	$7.42	$1.11
Outstanding and exercisable at December 31, 2017	2,232,400	$7.52	$1.40

Option Outstanding and Exercisable by Company

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2015
45,000	100% vested at date of grant	$5.33	June 5, 2015 to June 4, 2018	5.1
115,000	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	34.0
In 2016
280,000	vested in January 2018	$6.22	January 1, 2018 to December 31, 2018	12.0
280,000	vested in January 2019	$6.22	January 1, 2019 to December 31, 2019	24.0
280,000	vested in January 2020	$6.22	January 1, 2020 to December 31, 2020	36.0
190,800	vested in January 2018	$5.41	January 1, 2018 to December 31, 2018	12.0
190,800	vested in January 2019	$5.41	January 1, 2019 to December 31, 2019	24.0
190,800	vested in January 2020	$5.41	January 1, 2020 to December 31, 2020	36.0
In 2017
15,000	vested in January 2018	$7.10	January 1, 2018 to December 31, 2018	12.0
15,000	vested in January 2019	$7.10	January 1, 2019 to December 31, 2019	24.0
15,000	vested in January 2020	$7.10	January 1, 2020 to December 31, 2020	36.0
15,000	vested in January 2021	$7.10	January 1, 2021 to December 31, 2021	48.0
100,000	vested in January 2018	$7.95	January 1, 2018 to December 31, 2018	12.0
100,000	vested in January 2019	$7.95	January 1, 2019 to December 31, 2019	24.0
100,000	vested in January 2020	$7.95	January 1, 2020 to December 31, 2020	36.0
100,000	vested in January 2018	$15.00	January 1, 2018 to December 31, 2018	12.0
100,000	vested in January 2019	$15.00	January 1, 2019 to December 31, 2019	24.0
100,000	vested in January 2020	$15.00	January 1, 2020 to December 31, 2020	36.0

Weighted Average Fair Value Options Granted, Assumptions

The weighted average fair value of options granted during 2015, 2016 and 2017 was $1.78, $1.18 and $0.95, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2015	2016	2017
Risk-free interest rate	0.85% to 1.73%	0.50% to 1.24%	0.98% to 2.02%
Expected life	3 years to 5 years	1 years to 5 years	0.67 years to 4.83 years
Expected volatility	49.50% to 55.94%	34.64% to 50.61%	31.37% to 49.63%
Expected dividend yield	1.35% to 2.02%	1.31% to 1.48%	2.26% to 2.54%